Business and Basis of Presentation Change in Accounting Policy (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income before provision for income taxes	$ 249	$ 47
Net income attributable to Springleaf Finance Corporation	136	5
Springleaf Finance Corporation shareholder’s equity	2,265		$ 2,111	$ 2,106
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income before provision for income taxes	304	42
Net income attributable to Springleaf Finance Corporation	172	$ 3
Springleaf Finance Corporation shareholder’s equity	$ 2,259		$ 2,069	$ 2,069